SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit	¥ 30,892
Prepaid expenses	12,984	9,592
Refund of taxes and public dues	6,349
Consumption tax receivable		27,373
Others	42	1,056
Total	¥ 50,267	¥ 38,021